Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2011
Prospectus Date	rr_ProspectusDate	Jun. 30, 2011
GMO U.S. CORE EQUITY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 16.59% (2Q2003) Lowest Quarter: -17.14% (3Q2002) Year-to-Date (as of 3/31/11): 4.41%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[1]
GMO U.S. CORE EQUITY FUND | GMO Trust, Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class M Shares Years Ending December 31	[2]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 16.57% (2Q2003) Lowest Quarter: -16.46% (4Q2008) Year-to-Date (as of 3/31/11): 4.23%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[2]
GMO U.S. CORE EQUITY FUND | Class III, GMO U.S. Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.46%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	47	[4]
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	613
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(7.68%)
2002	rr_AnnualReturn2002	(19.67%)
2003	rr_AnnualReturn2003	26.61%
2004	rr_AnnualReturn2004	9.80%
2005	rr_AnnualReturn2005	3.41%
2006	rr_AnnualReturn2006	9.57%
2007	rr_AnnualReturn2007	1.57%
2008	rr_AnnualReturn2008	(30.29%)
2009	rr_AnnualReturn2009	21.23%
2010	rr_AnnualReturn2010	8.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(17.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.41%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. CORE EQUITY FUND | Class IV, GMO U.S. Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.41%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	42	[4]
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	243
10 Years	rr_ExpenseExampleYear10	552
GMO U.S. CORE EQUITY FUND | Class V, GMO U.S. Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class V
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.40%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class V
1 Year	rr_ExpenseExampleYear01	41	[4]
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	238
10 Years	rr_ExpenseExampleYear10	539
GMO U.S. CORE EQUITY FUND | Class VI, GMO U.S. Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.40%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.37%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	38	[4]
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	221
10 Years	rr_ExpenseExampleYear10	502
GMO U.S. CORE EQUITY FUND | Class M, GMO U.S. Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class M
1 Year	rr_ExpenseExampleYear01	78	[4]
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	436
10 Years	rr_ExpenseExampleYear10	975
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	26.34%
2004	rr_AnnualReturn2004	9.51%
2005	rr_AnnualReturn2005	3.10%
2006	rr_AnnualReturn2006	9.33%
2007	rr_AnnualReturn2007	1.18%
2008	rr_AnnualReturn2008	(30.53%)
2009	rr_AnnualReturn2009	20.94%
2010	rr_AnnualReturn2010	8.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(16.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.23%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. CORE EQUITY FUND | Return Before Taxes | Class III, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	0.88%
Incept.	rr_AverageAnnualReturnSinceInception	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. CORE EQUITY FUND | Return Before Taxes | Class IV, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	0.93%
Incept.	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO U.S. CORE EQUITY FUND | Return Before Taxes | Class VI, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.95%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO U.S. CORE EQUITY FUND | Return Before Taxes | Class M, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2002
GMO U.S. CORE EQUITY FUND | Return After Taxes on Distributions | Class III, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10	0.29%
Incept.	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. CORE EQUITY FUND | Return After Taxes on Distributions | Class M, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2002
GMO U.S. CORE EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Incept.	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. CORE EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class M, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2002
GMO U.S. CORE EQUITY FUND | S&P 500 Index | Class III, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Incept.	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. CORE EQUITY FUND | S&P 500 Index | Class IV, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Incept.	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO U.S. CORE EQUITY FUND | S&P 500 Index | Class VI, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO U.S. CORE EQUITY FUND | S&P 500 Index | Class M, GMO U.S. Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2002
GMO TOBACCO-FREE CORE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO TOBACCO-FREE CORE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund's investment objective by investing primarily in U.S. equities or groups of U.S. equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies (see “Name Policies”). For these purposes, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “tobacco-free companies” refers to companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 15.80% (2Q2003) Lowest Quarter: -17.27% (3Q2002) Year-to-Date (as of 3/31/11): 4.43%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO TOBACCO-FREE CORE FUND | Class III, GMO Tobacco-Free Core Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual operating expenses	rr_ExpensesOverAssets	1.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.48%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	49	[4]
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,199
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(8.82%)
2002	rr_AnnualReturn2002	(20.25%)
2003	rr_AnnualReturn2003	26.52%
2004	rr_AnnualReturn2004	9.26%
2005	rr_AnnualReturn2005	2.35%
2006	rr_AnnualReturn2006	9.99%
2007	rr_AnnualReturn2007	1.65%
2008	rr_AnnualReturn2008	(28.66%)
2009	rr_AnnualReturn2009	23.80%
2010	rr_AnnualReturn2010	9.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(17.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.43%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO TOBACCO-FREE CORE FUND | Return Before Taxes | Class III, GMO Tobacco-Free Core Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Incept.	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1991
GMO TOBACCO-FREE CORE FUND | Return After Taxes on Distributions | Class III, GMO Tobacco-Free Core Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	0.41%
Incept.	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1991
GMO TOBACCO-FREE CORE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Tobacco-Free Core Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.33%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Incept.	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1991
GMO TOBACCO-FREE CORE FUND | S&P 500 Index | Class III, GMO Tobacco-Free Core Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Incept.	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1991
GMO QUALITY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO QUALITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes to be of high quality.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk – Focusing investments in a limited number of countries, sectors or companies or in industries with high positive correlations to one another creates additional risk. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Funds foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in the Fund’s principal investment strategies, effective June 1, 2009.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 11.53% (3Q2010) Lowest Quarter: -13.13% (4Q2008) Year-to-Date (as of 3/31/11): 3.48%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO QUALITY FUND | Class III, GMO Quality Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.48%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	49	[4]
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	278
10 Years	rr_ExpenseExampleYear10	626
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	(0.90%)
2006	rr_AnnualReturn2006	12.74%
2007	rr_AnnualReturn2007	6.01%
2008	rr_AnnualReturn2008	(24.12%)
2009	rr_AnnualReturn2009	19.85%
2010	rr_AnnualReturn2010	5.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(13.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.48%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO QUALITY FUND | Class IV, GMO Quality Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.105%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.44%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	45	[4]
3 Years	rr_ExpenseExampleYear03	146
5 Years	rr_ExpenseExampleYear05	256
10 Years	rr_ExpenseExampleYear10	577
GMO QUALITY FUND | Class V, GMO Quality Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class V
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class V
1 Year	rr_ExpenseExampleYear01	43	[4]
3 Years	rr_ExpenseExampleYear03	139
5 Years	rr_ExpenseExampleYear05	244
10 Years	rr_ExpenseExampleYear10	553
GMO QUALITY FUND | Class VI, GMO Quality Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.41%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	40	[4]
3 Years	rr_ExpenseExampleYear03	130
5 Years	rr_ExpenseExampleYear05	228
10 Years	rr_ExpenseExampleYear10	516
GMO QUALITY FUND | Return Before Taxes | Class III, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2004
GMO QUALITY FUND | Return Before Taxes | Class IV, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2004
GMO QUALITY FUND | Return Before Taxes | Class V, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class V
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2006
GMO QUALITY FUND | Return Before Taxes | Class VI, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2006
GMO QUALITY FUND | Return After Taxes on Distributions | Class III, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2004
GMO QUALITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2004
GMO QUALITY FUND | S&P 500 Index | Class III, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2004
GMO QUALITY FUND | S&P 500 Index | Class IV, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2004
GMO QUALITY FUND | S&P 500 Index | Class V, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class V
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2006
GMO QUALITY FUND | S&P 500 Index | Class VI, GMO Quality Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2006
GMO U.S. INTRINSIC VALUE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. INTRINSIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 19.25% (2Q2003) Lowest Quarter: -18.29% (4Q2008) Year-to-Date (as of 3/31/11): 9.10%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[7]
GMO U.S. INTRINSIC VALUE FUND | Class III, GMO U.S. Intrinsic Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	1.30%
Total annual operating expenses	rr_ExpensesOverAssets	1.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.46%
Example	rr_ExpenseExampleAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Class III
1 Year	rr_ExpenseExampleYear01	47	[4]
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	832
10 Years	rr_ExpenseExampleYear10	1,965
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.31%
2002	rr_AnnualReturn2002	(15.75%)
2003	rr_AnnualReturn2003	29.68%
2004	rr_AnnualReturn2004	12.76%
2005	rr_AnnualReturn2005	5.98%
2006	rr_AnnualReturn2006	13.50%
2007	rr_AnnualReturn2007	(3.87%)
2008	rr_AnnualReturn2008	(33.80%)
2009	rr_AnnualReturn2009	20.50%
2010	rr_AnnualReturn2010	11.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(18.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	9.10%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. INTRINSIC VALUE FUND | Return Before Taxes | Class III, GMO U.S. Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
10 Years	rr_AverageAnnualReturnYear10	2.74%
Incept.	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
GMO U.S. INTRINSIC VALUE FUND | Return After Taxes on Distributions | Class III, GMO U.S. Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	(1.79%)
10 Years	rr_AverageAnnualReturnYear10	1.43%
Incept.	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
GMO U.S. INTRINSIC VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO U.S. Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	2.05%
Incept.	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
GMO U.S. INTRINSIC VALUE FUND | Russell 1000 Value Index | Class III, GMO U.S. Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Incept.	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
GMO U.S. GROWTH FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 15.03% (2Q2003) Lowest Quarter: -21.46% (1Q2001) Year-to-Date (as of 3/31/11): 4.78%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[8]
GMO U.S. GROWTH FUND | GMO Trust, Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class M Shares Years Ending December 31	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 14.98% (2Q2003) Lowest Quarter: -16.89% (4Q2008) Year-to-Date (as of 3/31/11): 4.73%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[8]
GMO U.S. GROWTH FUND | Class III, GMO U.S. Growth Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	4.82%	[9]
Total annual operating expenses	rr_ExpensesOverAssets	5.28%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.81%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	48	[4]
3 Years	rr_ExpenseExampleYear03	1,149
5 Years	rr_ExpenseExampleYear05	2,243
10 Years	rr_ExpenseExampleYear10	4,953
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(20.60%)
2002	rr_AnnualReturn2002	(22.58%)
2003	rr_AnnualReturn2003	28.58%
2004	rr_AnnualReturn2004	5.09%
2005	rr_AnnualReturn2005	4.37%
2006	rr_AnnualReturn2006	2.38%
2007	rr_AnnualReturn2007	5.86%
2008	rr_AnnualReturn2008	(30.90%)
2009	rr_AnnualReturn2009	25.04%
2010	rr_AnnualReturn2010	13.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2001
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.78%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. GROWTH FUND | Class M, GMO U.S. Growth Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.82%	[9]
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	5.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.81%)	[10]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class M
1 Year	rr_ExpenseExampleYear01	79	[4]
3 Years	rr_ExpenseExampleYear03	1,235
5 Years	rr_ExpenseExampleYear05	2,378
10 Years	rr_ExpenseExampleYear10	5,178
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	28.21%
2004	rr_AnnualReturn2004	4.80%
2005	rr_AnnualReturn2005	4.06%
2006	rr_AnnualReturn2006	2.05%
2007	rr_AnnualReturn2007	5.56%
2008	rr_AnnualReturn2008	(31.12%)
2009	rr_AnnualReturn2009	24.71%
2010	rr_AnnualReturn2010	13.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(16.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.73%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. GROWTH FUND | Return Before Taxes | Class III, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.94%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	(0.78%)
Incept.	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1988
GMO U.S. GROWTH FUND | Return Before Taxes | Class M, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2002
GMO U.S. GROWTH FUND | Return After Taxes on Distributions | Class III, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	(1.31%)
Incept.	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1988
GMO U.S. GROWTH FUND | Return After Taxes on Distributions | Class M, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2002
GMO U.S. GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.29%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	(0.80%)
Incept.	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1988
GMO U.S. GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class M, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2002
GMO U.S. GROWTH FUND | Russell 1000 Growth Index | Class III, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Incept.	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1988
GMO U.S. GROWTH FUND | Russell 1000 Growth Index | Class M, GMO U.S. Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2002
GMO U.S. SMALL/MID CAP VALUE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. SMALL/MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[11]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 23.22% (2Q2003) Lowest Quarter: -20.74% (4Q2008) Year-to-Date (as of 3/31/11): 8.05%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[11]
GMO U.S. SMALL/MID CAP VALUE FUND | Class III, GMO U.S. Small/Mid Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	1.77%	[9]
Total annual operating expenses	rr_ExpensesOverAssets	2.23%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	150	[4]
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	2,531
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	98	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	575
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,464
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	9.91%
2002	rr_AnnualReturn2002	(11.48%)
2003	rr_AnnualReturn2003	45.26%
2004	rr_AnnualReturn2004	20.80%
2005	rr_AnnualReturn2005	8.03%
2006	rr_AnnualReturn2006	10.86%
2007	rr_AnnualReturn2007	(12.55%)
2008	rr_AnnualReturn2008	(26.97%)
2009	rr_AnnualReturn2009	14.29%
2010	rr_AnnualReturn2010	25.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(20.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	8.05%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. SMALL/MID CAP VALUE FUND | Return Before Taxes | Class III, GMO U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.89%
5 Years	rr_AverageAnnualReturnYear05	0.21%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Incept.	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1991
GMO U.S. SMALL/MID CAP VALUE FUND | Return After Taxes on Distributions | Class III, GMO U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.71%
5 Years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	4.04%
Incept.	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1991
GMO U.S. SMALL/MID CAP VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	4.79%
Incept.	rr_AverageAnnualReturnSinceInception	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1991
GMO U.S. SMALL/MID CAP VALUE FUND | Russell 2500 Value Index (Fund benchmark) | Class III, GMO U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Incept.	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1991
GMO U.S. SMALL/MID CAP VALUE FUND | Russell 2500 Value + Index (Composite index) | Class III, GMO U.S. Small/Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 2500 Value + Index (Composite index)
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Incept.	rr_AverageAnnualReturnSinceInception	11.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1991
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Russell 2500 Value + Index
GMO U.S. SMALL/MID CAP GROWTH FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. SMALL/MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 136% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[12]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 22.74% (2Q2003) Lowest Quarter: -27.98% (4Q2008) Year-to-Date (as of 3/31/11): 14.43%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[12]
GMO U.S. SMALL/MID CAP GROWTH FUND | Class III, GMO U.S. Small/Mid Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.31%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	2.73%	[9]
Total annual operating expenses	rr_ExpensesOverAssets	3.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.72%)	[3]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	150	[4]
3 Years	rr_ExpenseExampleYear03	827
5 Years	rr_ExpenseExampleYear05	1,530
10 Years	rr_ExpenseExampleYear10	3,400
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	98	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	773
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,339
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(13.27%)
2002	rr_AnnualReturn2002	(17.62%)
2003	rr_AnnualReturn2003	47.09%
2004	rr_AnnualReturn2004	14.41%
2005	rr_AnnualReturn2005	10.44%
2006	rr_AnnualReturn2006	7.14%
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(41.95%)
2009	rr_AnnualReturn2009	24.03%
2010	rr_AnnualReturn2010	33.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.74%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(27.98%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	14.43%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. SMALL/MID CAP GROWTH FUND | Return Before Taxes | Class III, GMO U.S. Small/Mid Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.07%
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Incept.	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
GMO U.S. SMALL/MID CAP GROWTH FUND | Return After Taxes on Distributions | Class III, GMO U.S. Small/Mid Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	32.00%
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	1.89%
Incept.	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
GMO U.S. SMALL/MID CAP GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO U.S. Small/Mid Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.46%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Incept.	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
GMO U.S. SMALL/MID CAP GROWTH FUND | Russell 2500 Growth Index | Class III, GMO U.S. Small/Mid Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Incept.	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
GMO REAL ESTATE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index.

The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting investments for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an investment or a group of investments. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments (see “Name Policies”). REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund has a fundamental policy to concentrate its investments in real estate-related investments.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Real Estate Risk – Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. The Fund’s concentration in real estate-related investments make the Fund’s net asset value more susceptible to economic, market, political and other developments affecting the real estate industry.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Fund’s benchmark, which more accurately reflects the Fund’s investments. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Fund’s benchmark, which more accurately reflects the Fund’s investments.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 32.69% (3Q2009) Lowest Quarter: -35.42% (4Q2008) Year-to-Date (as of 3/31/11): 6.58%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO REAL ESTATE FUND | Class III, GMO Real Estate Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.48%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	49	[4]
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	533
10 Years	rr_ExpenseExampleYear10	1,252
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	9.71%
2002	rr_AnnualReturn2002	2.17%
2003	rr_AnnualReturn2003	33.85%
2004	rr_AnnualReturn2004	30.43%
2005	rr_AnnualReturn2005	11.29%
2006	rr_AnnualReturn2006	35.30%
2007	rr_AnnualReturn2007	(17.15%)
2008	rr_AnnualReturn2008	(33.17%)
2009	rr_AnnualReturn2009	24.54%
2010	rr_AnnualReturn2010	27.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(35.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	6.58%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO REAL ESTATE FUND | Return Before Taxes | Class III, GMO Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.40%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	9.98%
Incept.	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
GMO REAL ESTATE FUND | Return After Taxes on Distributions | Class III, GMO Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.92%
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	6.85%
Incept.	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
GMO REAL ESTATE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.68%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Incept.	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
GMO REAL ESTATE FUND | MSCI U.S. REIT Index (Fund benchmark) | Class III, GMO Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI U.S. REIT Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Incept.	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
GMO REAL ESTATE FUND | S&P 500 Index | Class III, GMO Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Incept.	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1996
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	S&P 500 Index
GMO TAX-MANAGED U.S. EQUITIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO TAX-MANAGED U.S. EQUITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High after-tax total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 3000 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares (Before Tax) Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 16.69% (2Q2003) Lowest Quarter: -17.54% (3Q2002) Year-to-Date (as of 3/31/11): 3.92%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO TAX-MANAGED U.S. EQUITIES FUND | Class III, GMO Tax-Managed U.S. Equities Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.33%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[6]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.48%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	49	[4]
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	524
10 Years	rr_ExpenseExampleYear10	1,231
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.77%)
2002	rr_AnnualReturn2002	(19.69%)
2003	rr_AnnualReturn2003	25.18%
2004	rr_AnnualReturn2004	9.17%
2005	rr_AnnualReturn2005	4.54%
2006	rr_AnnualReturn2006	10.04%
2007	rr_AnnualReturn2007	2.61%
2008	rr_AnnualReturn2008	(30.78%)
2009	rr_AnnualReturn2009	19.73%
2010	rr_AnnualReturn2010	8.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(17.54%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.92%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO TAX-MANAGED U.S. EQUITIES FUND | Return Before Taxes | Class III, GMO Tax-Managed U.S. Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	0.53%
Incept.	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1998
GMO TAX-MANAGED U.S. EQUITIES FUND | Return After Taxes on Distributions | Class III, GMO Tax-Managed U.S. Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.22%
Incept.	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1998
GMO TAX-MANAGED U.S. EQUITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Tax-Managed U.S. Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	0.37%
Incept.	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1998
GMO TAX-MANAGED U.S. EQUITIES FUND | Russell 3000 Index (Fund benchmark) | Class III, GMO Tax-Managed U.S. Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Incept.	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1998
GMO TAX-MANAGED U.S. EQUITIES FUND | Russell 3000 + Index (Composite index) | Class III, GMO Tax-Managed U.S. Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 3000 + Index (Composite index)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	1.65%
Incept.	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1998
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Russell 3000 + Index
GMO INTERNATIONAL CORE EQUITY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[13]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 22.30% (2Q2009) Lowest Quarter: -19.92% (3Q2008) Year-to-Date (as of 3/31/11): 3.48%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[13]
GMO INTERNATIONAL CORE EQUITY FUND | Class III, GMO International Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.38%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	54	[4]
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	721
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	37.67%
2004	rr_AnnualReturn2004	22.39%
2005	rr_AnnualReturn2005	14.55%
2006	rr_AnnualReturn2006	24.78%
2007	rr_AnnualReturn2007	11.01%
2008	rr_AnnualReturn2008	(40.05%)
2009	rr_AnnualReturn2009	21.06%
2010	rr_AnnualReturn2010	10.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(19.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.48%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL CORE EQUITY FUND | Class IV, GMO International Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.38%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	48	[4]
3 Years	rr_ExpenseExampleYear03	162
5 Years	rr_ExpenseExampleYear05	286
10 Years	rr_ExpenseExampleYear10	648
GMO INTERNATIONAL CORE EQUITY FUND | Class VI, GMO International Core Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.38%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.44%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	45	[4]
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	611
GMO INTERNATIONAL CORE EQUITY FUND | Return Before Taxes | Class III, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2002
GMO INTERNATIONAL CORE EQUITY FUND | Return Before Taxes | Class IV, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO INTERNATIONAL CORE EQUITY FUND | Return Before Taxes | Class VI, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.39%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2006
GMO INTERNATIONAL CORE EQUITY FUND | Return After Taxes on Distributions | Class III, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2002
GMO INTERNATIONAL CORE EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2002
GMO INTERNATIONAL CORE EQUITY FUND | MSCI EAFE Index | Class III, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2002
GMO INTERNATIONAL CORE EQUITY FUND | MSCI EAFE Index | Class IV, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO INTERNATIONAL CORE EQUITY FUND | MSCI EAFE Index | Class VI, GMO International Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2006
GMO INTERNATIONAL INTRINSIC VALUE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL INTRINSIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III Shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Class III Shares only; after tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 22.40% (2Q2009) Lowest Quarter: -18.13% (3Q2008) Year-to-Date (as of 3/31/11): 4.16%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INTERNATIONAL INTRINSIC VALUE FUND | GMO Trust, Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL INTRINSIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund's use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Fund's), the Fund is subject to the risk that these shareholders will disrupt the Funds operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class M Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 22.37% (2Q2009) Lowest Quarter: -18.21% (3Q2008) Year-to-Date (as of 3/31/11): 4.13%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INTERNATIONAL INTRINSIC VALUE FUND | Class II, GMO International Intrinsic Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class II
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class II
1 Year	rr_ExpenseExampleYear01	74	[4]
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	423
10 Years	rr_ExpenseExampleYear10	949
GMO INTERNATIONAL INTRINSIC VALUE FUND | Class III, GMO International Intrinsic Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	66	[4]
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	385
10 Years	rr_ExpenseExampleYear10	866
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.11%)
2002	rr_AnnualReturn2002	(0.59%)
2003	rr_AnnualReturn2003	43.51%
2004	rr_AnnualReturn2004	25.27%
2005	rr_AnnualReturn2005	14.26%
2006	rr_AnnualReturn2006	25.33%
2007	rr_AnnualReturn2007	9.89%
2008	rr_AnnualReturn2008	(38.78%)
2009	rr_AnnualReturn2009	18.65%
2010	rr_AnnualReturn2010	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(18.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.16%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL INTRINSIC VALUE FUND | Class IV, GMO International Intrinsic Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	60	[4]
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	794
GMO INTERNATIONAL INTRINSIC VALUE FUND | Class M, GMO International Intrinsic Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class M
1 Year	rr_ExpenseExampleYear01	97	[4]
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	24.91%
2005	rr_AnnualReturn2005	13.92%
2006	rr_AnnualReturn2006	24.95%
2007	rr_AnnualReturn2007	9.59%
2008	rr_AnnualReturn2008	(38.96%)
2009	rr_AnnualReturn2009	18.23%
2010	rr_AnnualReturn2010	7.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(18.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.13%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return Before Taxes | Class II, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Incept.	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 1996
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return Before Taxes | Class III, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Incept.	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1987
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return Before Taxes | Class IV, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Incept.	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return Before Taxes | Class M, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2003
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return After Taxes on Distributions | Class III, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Incept.	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1987
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return After Taxes on Distributions | Class M, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.31%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2003
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Incept.	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1987
GMO INTERNATIONAL INTRINSIC VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class M, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.18%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2003
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Value Index (Fund benchmark) | Class II, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Incept.	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 1996
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Value Index (Fund benchmark) | Class III, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Incept.	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1987
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Value Index (Fund benchmark) | Class IV, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Incept.	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Value Index (Fund benchmark) | Class M, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2003
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Index | Class II, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 1996
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Index | Class III, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1987
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Index | Class IV, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO INTERNATIONAL INTRINSIC VALUE FUND | MSCI EAFE Index | Class M, GMO International Intrinsic Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2003
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO INTERNATIONAL LARGE/MID CAP VALUE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL LARGE/MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S. and include both developed and emerging countries. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO INTERNATIONAL LARGE/MID CAP VALUE FUND | Class III, GMO International Large/Mid Cap Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.80%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15],[17]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.66%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
GMO INTERNATIONAL LARGE/MID CAP VALUE FUND | Class IV, GMO International Large/Mid Cap Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.74%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15],[17]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
GMO INTERNATIONAL LARGE/MID CAP VALUE FUND | Class V, International Large/Mid Cap Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class V
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.74%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15],[17]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class V
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
GMO INTERNATIONAL LARGE/MID CAP VALUE FUND | Class VI, GMO International Large/Mid Cap Value Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.71%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15],[17]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.57%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
GMO INTERNATIONAL GROWTH EQUITY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL GROWTH EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[18]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 17.83% (3Q2010) Lowest Quarter: -19.33% (3Q2008) Year-to-Date (as of 3/31/11): 1.77%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[18]
GMO INTERNATIONAL GROWTH EQUITY FUND | Class III, GMO International Growth Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	66	[4]
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	389
10 Years	rr_ExpenseExampleYear10	877
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(10.52%)
2003	rr_AnnualReturn2003	30.40%
2004	rr_AnnualReturn2004	20.03%
2005	rr_AnnualReturn2005	13.13%
2006	rr_AnnualReturn2006	24.07%
2007	rr_AnnualReturn2007	13.88%
2008	rr_AnnualReturn2008	(36.72%)
2009	rr_AnnualReturn2009	22.11%
2010	rr_AnnualReturn2010	14.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(19.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.77%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL GROWTH EQUITY FUND | Class IV, GMO International Growth Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	60	[4]
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	356
10 Years	rr_ExpenseExampleYear10	805
GMO INTERNATIONAL GROWTH EQUITY FUND | Return Before Taxes | Class III, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2001
GMO INTERNATIONAL GROWTH EQUITY FUND | Return Before Taxes | Class IV, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2006
GMO INTERNATIONAL GROWTH EQUITY FUND | Return After Taxes on Distributions | Class III, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2001
GMO INTERNATIONAL GROWTH EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.49%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2001
GMO INTERNATIONAL GROWTH EQUITY FUND | MSCI EAFE Growth Index (Fund benchmark) | Class III, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Growth Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2001
GMO INTERNATIONAL GROWTH EQUITY FUND | MSCI EAFE Growth Index (Fund benchmark) | Class IV, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Growth Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2006
GMO INTERNATIONAL GROWTH EQUITY FUND | MSCI EAFE Index | Class III, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2001
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO INTERNATIONAL GROWTH EQUITY FUND | MSCI EAFE Index | Class IV, GMO International Growth Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2006
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO DEVELOPED WORLD STOCK FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO DEVELOPED WORLD STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index.

The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 18.37% (2Q2009) Lowest Quarter: -19.92% (4Q2008) Year-to-Date (as of 3/31/11): 4.62%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO DEVELOPED WORLD STOCK FUND | Class III, GMO Developed World Stock Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.25%	[19]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%	[19]
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.45%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[20]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	112	[4]
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	933
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	86	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	408
10 Years	rr_ExpenseExampleNoRedemptionYear10	895
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	20.98%
2007	rr_AnnualReturn2007	7.24%
2008	rr_AnnualReturn2008	(37.58%)
2009	rr_AnnualReturn2009	22.79%
2010	rr_AnnualReturn2010	10.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(19.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.62%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO DEVELOPED WORLD STOCK FUND | Class IV, GMO Developed World Stock Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.25%	[19]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%	[19]
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.45%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[20]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	107	[4]
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	873
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	81	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	225
5 Years	rr_ExpenseExampleNoRedemptionYear05	381
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
GMO DEVELOPED WORLD STOCK FUND | Return Before Taxes | Class III, GMO Developed World Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2005
GMO DEVELOPED WORLD STOCK FUND | Return Before Taxes | Class IV, GMO Developed World Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
GMO DEVELOPED WORLD STOCK FUND | Return After Taxes on Distributions | Class III, GMO Developed World Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2005
GMO DEVELOPED WORLD STOCK FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Developed World Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2005
GMO DEVELOPED WORLD STOCK FUND | MSCI World Index | Class III, GMO Developed World Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2005
GMO DEVELOPED WORLD STOCK FUND | MSCI World Index | Class IV, GMO Developed World Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
GMO INTERNATIONAL SMALL COMPANIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL SMALL COMPANIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.3 billion. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 32.07% (2Q2009) Lowest Quarter: -21.15% (3Q2008) Year-to-Date (as of 3/31/11): 1.71%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INTERNATIONAL SMALL COMPANIES FUND | Class III, GMO International Small Companies Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.60%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.13%	[9]
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[21]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	178	[4]
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	583
10 Years	rr_ExpenseExampleYear10	1,192
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	126	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	316
5 Years	rr_ExpenseExampleNoRedemptionYear05	523
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,117
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(6.70%)
2002	rr_AnnualReturn2002	(1.25%)
2003	rr_AnnualReturn2003	67.44%
2004	rr_AnnualReturn2004	27.04%
2005	rr_AnnualReturn2005	24.66%
2006	rr_AnnualReturn2006	27.36%
2007	rr_AnnualReturn2007	7.63%
2008	rr_AnnualReturn2008	(42.37%)
2009	rr_AnnualReturn2009	33.44%
2010	rr_AnnualReturn2010	21.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter"
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.71%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL SMALL COMPANIES FUND | Return Before Taxes | Class III, GMO International Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	11.94%
Incept.	rr_AverageAnnualReturnSinceInception	9.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1991
GMO INTERNATIONAL SMALL COMPANIES FUND | Return After Taxes on Distributions | Class III, GMO International Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.52%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Incept.	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1991
GMO INTERNATIONAL SMALL COMPANIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	9.78%
Incept.	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1991
GMO INTERNATIONAL SMALL COMPANIES FUND | MSCI EAFE Small Cap Index (Fund benchmark) | Class III, GMO International Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	22.04%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Incept.	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1991
GMO INTERNATIONAL SMALL COMPANIES FUND | MSCI EAFE Small Cap + Index (Composite index) | Class III, GMO International Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap + Index (Composite index)
1 Year	rr_AverageAnnualReturnYear01	22.04%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	9.56%
Incept.	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1991
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Small Cap + Index
GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund's portfolio turnover rate is not available.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction.

The Manager typically seeks to achieve the Fund's investment objective by investing in equities or groups of equities of non-U.S. small companies.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter ("OTC") derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see "Name Policies"). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies ("Non-U.S. Companies"). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund's definition of small companies was approximately $8.3 billion. For purposes of the Fund's investments, the term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND | Class III, GMO Asset Allocation International Small Companies Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.60%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.89%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[17],[21]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	389
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	332
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High after-tax total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index (after tax).

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. These investments generally will represent 15% or less of the Fund’s total assets.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares (Before Tax) Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.51% (2Q2009) Lowest Quarter: -20.34% (3Q2008) Year-to-Date (as of 3/31/11): 4.05%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | Class III, GMO Tax-Managed International Equities Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[22]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	66	[4]
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	932
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(8.71%)
2002	rr_AnnualReturn2002	(2.33%)
2003	rr_AnnualReturn2003	41.05%
2004	rr_AnnualReturn2004	24.44%
2005	rr_AnnualReturn2005	16.76%
2006	rr_AnnualReturn2006	25.42%
2007	rr_AnnualReturn2007	13.42%
2008	rr_AnnualReturn2008	(39.20%)
2009	rr_AnnualReturn2009	20.98%
2010	rr_AnnualReturn2010	9.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(20.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.05%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | Return Before Taxes | Class III, GMO Tax-Managed International Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.49%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Incept.	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1998
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | Return After Taxes on Distributions | Class III, GMO Tax-Managed International Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Incept.	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1998
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Tax-Managed International Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Incept.	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1998
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | MSCI EAFE Index (after tax) (Fund benchmark) | Class III, GMO Tax-Managed International Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (after tax) (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Incept.	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1998
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index (after tax)
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND | MSCI EAFE Index | Class III, GMO Tax-Managed International Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1998
GMO FOREIGN FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO FOREIGN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI EAFE Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).

• Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

• Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.67% (2Q2009) Lowest Quarter: -19.12% (3Q2008) Year-to-Date (as of 3/31/11): 3.95%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[23]
GMO FOREIGN FUND | GMO Trust, Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO FOREIGN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of its benchmark, the MSCI EAFE Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).

• Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

• Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Funds performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class M Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.55% (2Q2009) Lowest Quarter: -19.19% (3Q2008) Year-to-Date (as of 3/31/11): 3.87%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO FOREIGN FUND | Class II, GMO Foreign Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class II
Management fee	rr_ManagementFeesOverAssets	0.60%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class II
1 Year	rr_ExpenseExampleYear01	84	[4]
3 Years	rr_ExpenseExampleYear03	275
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,079
GMO FOREIGN FUND | Class III, GMO Foreign Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.60%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	77	[4]
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	996
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(10.10%)
2002	rr_AnnualReturn2002	(5.74%)
2003	rr_AnnualReturn2003	40.89%
2004	rr_AnnualReturn2004	21.90%
2005	rr_AnnualReturn2005	13.69%
2006	rr_AnnualReturn2006	27.12%
2007	rr_AnnualReturn2007	10.23%
2008	rr_AnnualReturn2008	(39.79%)
2009	rr_AnnualReturn2009	22.46%
2010	rr_AnnualReturn2010	4.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(19.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.95%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO FOREIGN FUND | Class IV, GMO Foreign Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.60%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	70	[4]
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	925
GMO FOREIGN FUND | Class M, GMO Foreign Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[24]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.05%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class M
1 Year	rr_ExpenseExampleYear01	107	[4]
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,346
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	40.33%
2004	rr_AnnualReturn2004	21.68%
2005	rr_AnnualReturn2005	13.29%
2006	rr_AnnualReturn2006	26.77%
2007	rr_AnnualReturn2007	9.91%
2008	rr_AnnualReturn2008	(40.01%)
2009	rr_AnnualReturn2009	22.15%
2010	rr_AnnualReturn2010	4.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(19.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.87%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO FOREIGN FUND | Return Before Taxes | Class II, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	5.92%
Incept.	rr_AverageAnnualReturnSinceInception	7.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1996
GMO FOREIGN FUND | Return Before Taxes | Class III, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[25]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Incept.	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1984
GMO FOREIGN FUND | Return Before Taxes | Class IV, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Incept.	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO FOREIGN FUND | Return Before Taxes | Class M, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 2002
GMO FOREIGN FUND | Return After Taxes on Distributions | Class III, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[25]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Incept.	rr_AverageAnnualReturnSinceInception		[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1984
GMO FOREIGN FUND | Return After Taxes on Distributions | Class M, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 2002
GMO FOREIGN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[25]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.60%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Incept.	rr_AverageAnnualReturnSinceInception		[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1984
GMO FOREIGN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class M, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 2002
GMO FOREIGN FUND | MSCI EAFE Index | Class II, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1996
GMO FOREIGN FUND | MSCI EAFE Index | Class III, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[25]
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1984
GMO FOREIGN FUND | MSCI EAFE Index | Class IV, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO FOREIGN FUND | MSCI EAFE Index | Class M, GMO Foreign Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 2002
GMO FOREIGN SMALL COMPANIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO FOREIGN SMALL COMPANIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to countries other than the U.S. whose outstanding publicly traded equities are in the lowest 25% of available market capitalization (float) in a particular country (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. (see “Name Policies”). The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of available market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $563 million (Greece) to $15.8 billion (Germany). Depending upon the country, as of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included within the Fund’s definition of small companies ranged from approximately $772 million (Greece) to $22 billion (Switzerland) (based on exchange rates as of May 31, 2011).

• Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

• Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments (excluding investments in companies tied economically to emerging countries included in the Fund’s benchmark) generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III, tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III, tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.25% (2Q2009) Lowest Quarter: -24.05% (3Q2008) Year-to-Date (as of 3/31/11): 3.94%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[26]
GMO FOREIGN SMALL COMPANIES FUND | Class III, GMO Foreign Small Companies Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.70%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[27]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	188	[4]
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	641
10 Years	rr_ExpenseExampleYear10	1,318
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	136	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	581
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,244
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.66%
2002	rr_AnnualReturn2002	2.63%
2003	rr_AnnualReturn2003	50.73%
2004	rr_AnnualReturn2004	29.24%
2005	rr_AnnualReturn2005	19.17%
2006	rr_AnnualReturn2006	35.83%
2007	rr_AnnualReturn2007	7.85%
2008	rr_AnnualReturn2008	(44.68%)
2009	rr_AnnualReturn2009	44.58%
2010	rr_AnnualReturn2010	24.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(24.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.94%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO FOREIGN SMALL COMPANIES FUND | Class IV, GMO Foreign Small Companies Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.70%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[27]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	183	[4]
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,260
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	131	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	554
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,186
GMO FOREIGN SMALL COMPANIES FUND | Return Before Taxes | Class III, GMO Foreign Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[28]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.59%
5 Years	rr_AverageAnnualReturnYear05	7.69%
10 Years	rr_AverageAnnualReturnYear10	13.59%
Incept.	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1995
GMO FOREIGN SMALL COMPANIES FUND | Return Before Taxes | Class IV, GMO Foreign Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV	[29]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.67%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	13.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2002
GMO FOREIGN SMALL COMPANIES FUND | Return After Taxes on Distributions | Class III, GMO Foreign Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[28]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.58%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	11.92%
Incept.	rr_AverageAnnualReturnSinceInception		[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1995
GMO FOREIGN SMALL COMPANIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Foreign Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[28]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.29%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	11.75%
Incept.	rr_AverageAnnualReturnSinceInception		[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1995
GMO FOREIGN SMALL COMPANIES FUND | S&P Developed ex-U.S. Small Cap Index | Class III, GMO Foreign Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III	[28]
Label	rr_AverageAnnualReturnLabel	S&P Developed ex-U.S. Small Cap Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Incept.	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1995
GMO FOREIGN SMALL COMPANIES FUND | S&P Developed ex-U.S. Small Cap Index | Class IV, GMO Foreign Small Companies Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV	[29]
Label	rr_AverageAnnualReturnLabel	S&P Developed ex-U.S. Small Cap Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	12.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2002
GMO EMERGING MARKETS FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.90% (2Q2009) Lowest Quarter: -30.50% (4Q2008) Year-to-Date (as of 3/31/11): 4.49%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO EMERGING MARKETS FUND | Class II, GMO Emerging Markets Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class II
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%	[30]
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class II
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[31]
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[32]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class II
1 Year	rr_ExpenseExampleYear01	272	[4]
3 Years	rr_ExpenseExampleYear03	516
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class II
1 Year	rr_ExpenseExampleNoRedemptionYear01	189	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	427
5 Years	rr_ExpenseExampleNoRedemptionYear05	684
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,418
GMO EMERGING MARKETS FUND | Class III, GMO Emerging Markets Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%	[30]
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[31]
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[32]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	267	[4]
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,457
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	184	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	407
5 Years	rr_ExpenseExampleNoRedemptionYear05	648
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	9.78%
2002	rr_AnnualReturn2002	0.80%
2003	rr_AnnualReturn2003	70.13%
2004	rr_AnnualReturn2004	26.59%
2005	rr_AnnualReturn2005	39.71%
2006	rr_AnnualReturn2006	29.72%
2007	rr_AnnualReturn2007	36.58%
2008	rr_AnnualReturn2008	(55.10%)
2009	rr_AnnualReturn2009	70.59%
2010	rr_AnnualReturn2010	20.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(30.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.49%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO EMERGING MARKETS FUND | Class IV, GMO Emerging Markets Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%	[30]
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.105%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[31]
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[32]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	263	[4]
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	724
10 Years	rr_ExpenseExampleYear10	1,411
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	180	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	395
5 Years	rr_ExpenseExampleNoRedemptionYear05	627
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
GMO EMERGING MARKETS FUND | Class V, GMO Emerging Markets Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class V
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class V
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[31]
Total annual operating expenses	rr_ExpensesOverAssets	0.98%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[32]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.94%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class V
1 Year	rr_ExpenseExampleYear01	258	[4]
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	710
10 Years	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class V
1 Year	rr_ExpenseExampleNoRedemptionYear01	175	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	386
5 Years	rr_ExpenseExampleNoRedemptionYear05	613
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,268
GMO EMERGING MARKETS FUND | Class VI, GMO Emerging Markets Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class VI
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[31]
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[32]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	255	[4]
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class VI
1 Year	rr_ExpenseExampleNoRedemptionYear01	172	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	376
5 Years	rr_ExpenseExampleNoRedemptionYear05	597
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,233
GMO EMERGING MARKETS FUND | Return Before Taxes | Class II, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II	[33]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.55%
5 Years	rr_AverageAnnualReturnYear05	9.91%
10 Years	rr_AverageAnnualReturnYear10	18.18%
Incept.	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996
GMO EMERGING MARKETS FUND | Return Before Taxes | Class III, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.59%
5 Years	rr_AverageAnnualReturnYear05	9.98%
10 Years	rr_AverageAnnualReturnYear10	18.28%
Incept.	rr_AverageAnnualReturnSinceInception	10.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO EMERGING MARKETS FUND | Return Before Taxes | Class IV, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	18.33%
Incept.	rr_AverageAnnualReturnSinceInception	13.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO EMERGING MARKETS FUND | Return Before Taxes | Class V, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class V	[34]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.78%
5 Years	rr_AverageAnnualReturnYear05	10.07%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	20.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003
GMO EMERGING MARKETS FUND | Return Before Taxes | Class VI, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.77%
5 Years	rr_AverageAnnualReturnYear05	10.10%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	20.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO EMERGING MARKETS FUND | Return After Taxes on Distributions | Class III, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.69%
5 Years	rr_AverageAnnualReturnYear05	7.30%
10 Years	rr_AverageAnnualReturnYear10	16.21%
Incept.	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO EMERGING MARKETS FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	16.06%
Incept.	rr_AverageAnnualReturnSinceInception	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO EMERGING MARKETS FUND | S&P/IFCI Composite Index | Class II, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class II	[33]
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10	17.68%
Incept.	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996
GMO EMERGING MARKETS FUND | S&P/IFCI Composite Index | Class III, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10	17.68%
Incept.	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO EMERGING MARKETS FUND | S&P/IFCI Composite Index | Class IV, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10	17.68%
Incept.	rr_AverageAnnualReturnSinceInception	13.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO EMERGING MARKETS FUND | S&P/IFCI Composite Index | Class V, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class V	[34]
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	21.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003
GMO EMERGING MARKETS FUND | S&P/IFCI Composite Index | Class VI, GMO Emerging Markets Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	22.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO EMERGING COUNTRIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING COUNTRIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.14% (2Q2009) Lowest Quarter: -31.38% (4Q2008) Year-to-Date (as of 3/31/11): 4.63%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO EMERGING COUNTRIES FUND | GMO Trust, Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING COUNTRIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Funds performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class M Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.00% (2Q2009) Lowest Quarter: -31.47% (4Q2008) Year-to-Date (as of 3/31/11): 4.61%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO EMERGING COUNTRIES FUND | Class III, GMO Emerging Countries Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.65%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total annual operating expenses	rr_ExpensesOverAssets	1.32%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[36]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	119	[4]
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	709
10 Years	rr_ExpenseExampleYear10	1,577
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.03%
2002	rr_AnnualReturn2002	(0.12%)
2003	rr_AnnualReturn2003	69.37%
2004	rr_AnnualReturn2004	27.04%
2005	rr_AnnualReturn2005	36.31%
2006	rr_AnnualReturn2006	29.52%
2007	rr_AnnualReturn2007	37.78%
2008	rr_AnnualReturn2008	(54.93%)
2009	rr_AnnualReturn2009	68.01%
2010	rr_AnnualReturn2010	20.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(31.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.63%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO EMERGING COUNTRIES FUND | Class M, GMO Emerging Countries Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total annual operating expenses	rr_ExpensesOverAssets	1.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[37]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class M
1 Year	rr_ExpenseExampleYear01	150	[4]
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	867
10 Years	rr_ExpenseExampleYear10	1,909
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	68.79%
2004	rr_AnnualReturn2004	26.55%
2005	rr_AnnualReturn2005	35.97%
2006	rr_AnnualReturn2006	29.14%
2007	rr_AnnualReturn2007	37.38%
2008	rr_AnnualReturn2008	(55.12%)
2009	rr_AnnualReturn2009	67.85%
2010	rr_AnnualReturn2010	20.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(31.47%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.61%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO EMERGING COUNTRIES FUND | Return Before Taxes | Class III, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.47%
5 Years	rr_AverageAnnualReturnYear05	10.23%
10 Years	rr_AverageAnnualReturnYear10	17.59%
Incept.	rr_AverageAnnualReturnSinceInception	11.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO EMERGING COUNTRIES FUND | Return Before Taxes | Class M, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	9.91%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	17.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2002
GMO EMERGING COUNTRIES FUND | Return After Taxes on Distributions | Class III, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.59%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	15.28%
Incept.	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO EMERGING COUNTRIES FUND | Return After Taxes on Distributions | Class M, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.17%
5 Years	rr_AverageAnnualReturnYear05	7.06%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	15.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2002
GMO EMERGING COUNTRIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	15.35%
Incept.	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO EMERGING COUNTRIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class M, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	15.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2002
GMO EMERGING COUNTRIES FUND | S&P/IFCI Composite Index | Class III, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10	17.68%
Incept.	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1997
GMO EMERGING COUNTRIES FUND | S&P/IFCI Composite Index | Class M, GMO Emerging Countries Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	S&P/IFCI Composite Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	19.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2002
GMO EMERGING DOMESTIC OPPORTUNITIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING DOMESTIC OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate is not available.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world's non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policy”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Fund does not control risk relative to the MSCI Emerging Markets (EM) Index or any other securities index.

The Manager uses fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security.

The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because the Fund does not seek to control risk relative to a particular securities market index or benchmark.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO EMERGING DOMESTIC OPPORTUNITIES FUND | Class II, GMO Emerging Domestic Opportunities Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class II
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class II
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	3.55%	[17]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	4.53%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[17],[38]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.08%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class II
1 Year	rr_ExpenseExampleYear01	610
3 Years	rr_ExpenseExampleYear03	1,518
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class II
1 Year	rr_ExpenseExampleNoRedemptionYear01	530
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,438
GMO EMERGING DOMESTIC OPPORTUNITIES FUND | Class III, GMO Emerging Domestic Opportunities Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	3.55%	[17]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	4.46%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[17],[38]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.01%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	603
3 Years	rr_ExpenseExampleYear03	1,499
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	524
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,418
GMO EMERGING DOMESTIC OPPORTUNITIES FUND | Class IV, GMO Emerging Domestic Opportunities Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.105%
Other expenses	rr_OtherExpensesOverAssets	3.55%	[17]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	4.42%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[17],[38]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.97%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	600
3 Years	rr_ExpenseExampleYear03	1,488
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	520
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,407
GMO EMERGING DOMESTIC OPPORTUNITIES FUND | Class V, GMO Emerging Domestic Opportunities Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class V
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class V
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses	rr_OtherExpensesOverAssets	3.55%	[17]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	4.40%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[17],[38]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class V
1 Year	rr_ExpenseExampleYear01	598
3 Years	rr_ExpenseExampleYear03	1,482
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class V
1 Year	rr_ExpenseExampleNoRedemptionYear01	518
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,401
GMO EMERGING DOMESTIC OPPORTUNITIES FUND | Class VI, GMO Emerging Domestic Opportunities Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class VI
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	3.55%	[17]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	4.37%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)	[17],[38]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	596
3 Years	rr_ExpenseExampleYear03	1,474
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class VI
1 Year	rr_ExpenseExampleNoRedemptionYear01	515
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,393
GMO TAIWAN FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO TAIWAN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI Taiwan Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies doing business in, or otherwise tied economically to, Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which, like emerging market economies, often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Currency devaluations in any one country can have a significant effect on the entire region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 22.85% (3Q2010) Lowest Quarter: -23.74% (4Q2008) Year-to-Date (as of 3/31/11): -0.04%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO TAIWAN FUND | Class III, GMO Taiwan Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.45%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.81%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[35]
Total annual operating expenses	rr_ExpensesOverAssets	1.35%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	199	[4]
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	807
10 Years	rr_ExpenseExampleYear10	1,701
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	152	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	442
5 Years	rr_ExpenseExampleNoRedemptionYear05	753
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,636
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	28.84%
2004	rr_AnnualReturn2004	10.24%
2005	rr_AnnualReturn2005	11.89%
2006	rr_AnnualReturn2006	20.41%
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	(44.22%)
2009	rr_AnnualReturn2009	73.06%
2010	rr_AnnualReturn2010	24.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(23.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	(0.04%)
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO TAIWAN FUND | Return Before Taxes | Class III, GMO Taiwan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.09%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	11.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2002
GMO TAIWAN FUND | Return After Taxes on Distributions | Class III, GMO Taiwan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[39]
1 Year	rr_AverageAnnualReturnYear01	23.80%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2002
GMO TAIWAN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Taiwan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[39]
1 Year	rr_AverageAnnualReturnYear01	15.76%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2002
GMO TAIWAN FUND | MSCI Taiwan Index | Class III, GMO Taiwan Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI Taiwan Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	21.84%
5 Years	rr_AverageAnnualReturnYear05	8.74%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	13.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2002
GMO FLEXIBLE EQUITIES FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO FLEXIBLE EQUITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI World Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. As noted above, as of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 20.74% (2Q2009) Lowest Quarter: -24.04% (1Q2009) Year-to-Date (as of 3/31/11): -0.65%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO FLEXIBLE EQUITIES FUND | Class III, GMO Flexible Equities Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.55%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[40]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	72	[4]
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	991
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	(10.03%)
2010	rr_AnnualReturn2010	2.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	(0.65%)
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO FLEXIBLE EQUITIES FUND | Class VI, GMO Flexible Equities Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.55%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[40]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	62	[4]
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	884
GMO FLEXIBLE EQUITIES FUND | Return Before Taxes | Class III, GMO Flexible Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO FLEXIBLE EQUITIES FUND | Return Before Taxes | Class VI, GMO Flexible Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(1.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO FLEXIBLE EQUITIES FUND | Return After Taxes on Distributions | Class III, GMO Flexible Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[39]
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(1.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO FLEXIBLE EQUITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Flexible Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[39]
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(1.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO FLEXIBLE EQUITIES FUND | MSCI World Index | Class III, GMO Flexible Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	22.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO FLEXIBLE EQUITIES FUND | MSCI World Index | Class VI, GMO Flexible Equities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	22.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, International Small Companies Fund and Flexible Equities Fund (collectively, the “underlying Funds”). In addition, the Fund may invest in securities directly. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Manager assesses the currency exposure of the underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying Fund.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or underlying Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 16.08% (2Q2003) Lowest Quarter: -15.63% (3Q2002) Year-to-Date (as of 3/31/11): 0.43%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | Class III, GMO Currency Hedged International Equity Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.54%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[41]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.35%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[41]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	72	[4]
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	699
10 Years	rr_ExpenseExampleYear10	1,619
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(5.27%)
2002	rr_AnnualReturn2002	(14.26%)
2003	rr_AnnualReturn2003	20.96%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	27.32%
2006	rr_AnnualReturn2006	19.31%
2007	rr_AnnualReturn2007	5.88%
2008	rr_AnnualReturn2008	(34.09%)
2009	rr_AnnualReturn2009	16.11%
2010	rr_AnnualReturn2010	7.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	0.43%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | Return Before Taxes | Class III, GMO Currency Hedged International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Incept.	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1995
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions | Class III, GMO Currency Hedged International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	(2.90%)
10 Years	rr_AverageAnnualReturnYear10	0.90%
Incept.	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1995
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Currency Hedged International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.02%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Incept.	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1995
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | MSCI EAFE Index (Hedged) (Fund benchmark) | Class III, GMO Currency Hedged International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Hedged) (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.59%
Incept.	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1995
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND | MSCI EAFE Index | Class III, GMO Currency Hedged International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Incept.	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1995
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI EAFE Index
GMO DOMESTIC BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO DOMESTIC BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter (“OTC”) derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities).

The Fund has also invested in and may continue to hold:

• U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities);

• derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps and other swap contracts;

• shares of U.S. Treasury Fund (for cash management purposes); and

• foreign bonds.

Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (also known as “junk bonds”). The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

• Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 7.29% (3Q2009) Lowest Quarter: -6.39% (4Q2008) Year-to-Date (as of 3/31/11): 1.51%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO DOMESTIC BOND FUND | Class III, GMO Domestic Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.10%	[42]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[42]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[43]
Total annual operating expenses	rr_ExpensesOverAssets	0.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[42]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.26%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	27	[4]
3 Years	rr_ExpenseExampleYear03	95
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	388
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.44%
2002	rr_AnnualReturn2002	11.85%
2003	rr_AnnualReturn2003	3.83%
2004	rr_AnnualReturn2004	4.41%
2005	rr_AnnualReturn2005	2.92%
2006	rr_AnnualReturn2006	3.69%
2007	rr_AnnualReturn2007	4.96%
2008	rr_AnnualReturn2008	(8.61%)
2009	rr_AnnualReturn2009	19.83%
2010	rr_AnnualReturn2010	9.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(6.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.51%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO DOMESTIC BOND FUND | Class VI, GMO Domestic Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.10%	[42]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[42]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[43]
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[42]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.17%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	17	[4]
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	114
10 Years	rr_ExpenseExampleYear10	264
GMO DOMESTIC BOND FUND | Return Before Taxes | Class III, GMO Domestic Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.06%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Incept.	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1994
GMO DOMESTIC BOND FUND | Return Before Taxes | Class VI, GMO Domestic Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2005
GMO DOMESTIC BOND FUND | Return After Taxes on Distributions | Class III, GMO Domestic Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Incept.	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1994
GMO DOMESTIC BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Domestic Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Incept.	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1994
GMO DOMESTIC BOND FUND | Barclays Capital U.S. Government Index | Class III, GMO Domestic Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Incept.	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1994
GMO DOMESTIC BOND FUND | Barclays Capital U.S. Government Index | Class VI, GMO Domestic Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2005
GMO CORE PLUS BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO CORE PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees. The amounts have been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

• bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

• shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

• shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

• shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

• shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

• shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

• shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.2 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy.

Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.12% (3Q2009) Lowest Quarter: -15.24% (4Q2008) Year-to-Date (as of 3/31/11): 1.54%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO CORE PLUS BOND FUND | Class III, GMO Core Plus Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.13%	[9]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[45]
Total annual operating expenses	rr_ExpensesOverAssets	0.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.43%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	44	[4]
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	723
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	9.89%
2002	rr_AnnualReturn2002	5.81%
2003	rr_AnnualReturn2003	11.23%
2004	rr_AnnualReturn2004	6.58%
2005	rr_AnnualReturn2005	3.80%
2006	rr_AnnualReturn2006	5.63%
2007	rr_AnnualReturn2007	(1.44%)
2008	rr_AnnualReturn2008	(19.59%)
2009	rr_AnnualReturn2009	21.70%
2010	rr_AnnualReturn2010	13.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(15.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.54%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO CORE PLUS BOND FUND | Class IV, GMO Core Plus Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.13%	[9]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[45]
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.38%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	39	[4]
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	286
10 Years	rr_ExpenseExampleYear10	662
GMO CORE PLUS BOND FUND | Return Before Taxes | Class III, GMO Core Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.27%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Incept.	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1997
GMO CORE PLUS BOND FUND | Return Before Taxes | Class IV, GMO Core Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2005
GMO CORE PLUS BOND FUND | Return After Taxes on Distributions | Class III, GMO Core Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	2.19%
Incept.	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1997
GMO CORE PLUS BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Core Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Incept.	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1997
GMO CORE PLUS BOND FUND | Barclays Capital U.S. Aggregate Index | Class III, GMO Core Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Incept.	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 1997
GMO CORE PLUS BOND FUND | Barclays Capital U.S. Aggregate Index | Class IV, GMO Core Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2005
GMO INTERNATIONAL BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees. The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

• foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

• shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

• shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

• shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

• shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

• shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

• shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 15.75% (2Q2002) Lowest Quarter: -12.23% (4Q2008) Year-to-Date (as of 3/31/11): 1.86%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INTERNATIONAL BOND FUND | Class III, GMO International Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[46]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[47]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[48]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[46]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.46%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	47	[4]
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	848
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(2.61%)
2002	rr_AnnualReturn2002	18.42%
2003	rr_AnnualReturn2003	26.21%
2004	rr_AnnualReturn2004	14.52%
2005	rr_AnnualReturn2005	(8.28%)
2006	rr_AnnualReturn2006	8.11%
2007	rr_AnnualReturn2007	3.37%
2008	rr_AnnualReturn2008	(15.78%)
2009	rr_AnnualReturn2009	19.80%
2010	rr_AnnualReturn2010	14.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(12.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.86%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL BOND FUND | Return Before Taxes | Class III, GMO International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Incept.	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 1993
GMO INTERNATIONAL BOND FUND | Return After Taxes on Distributions | Class III, GMO International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Incept.	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 1993
GMO INTERNATIONAL BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Incept.	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 1993
GMO INTERNATIONAL BOND FUND | J.P. Morgan Non-U.S. Government Bond Index | Class III, GMO International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Non-U.S. Government Bond Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Incept.	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 1993
GMO STRATEGIC FIXED INCOME FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO STRATEGIC FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (also known as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

• investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

• below investment grade bonds;

• inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

• sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

• asset-backed securities.

The Fund has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). For cash management purposes, the Fund may invest in unaffiliated money market funds.

The Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 8.76% (2Q2009) Lowest Quarter: -17.50% (4Q2008) Year-to-Date (as of 3/31/11): 2.05%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO STRATEGIC FIXED INCOME FUND | Class III, GMO Strategic Fixed Income Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[49]
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	43	[4]
3 Years	rr_ExpenseExampleYear03	150
5 Years	rr_ExpenseExampleYear05	267
10 Years	rr_ExpenseExampleYear10	609
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	(0.85%)
2008	rr_AnnualReturn2008	(22.21%)
2009	rr_AnnualReturn2009	25.81%
2010	rr_AnnualReturn2010	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.05%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO STRATEGIC FIXED INCOME FUND | Class VI, GMO Strategic Fixed Income Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[49]
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.33%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	34	[4]
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	487
GMO STRATEGIC FIXED INCOME FUND | Return Before Taxes | Class III, GMO Strategic Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO STRATEGIC FIXED INCOME FUND | Return Before Taxes | Class VI, GMO Strategic Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
GMO STRATEGIC FIXED INCOME FUND | Return After Taxes on Distributions | Class III, GMO Strategic Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO STRATEGIC FIXED INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Strategic Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO STRATEGIC FIXED INCOME FUND | J.P. Morgan U.S. 3 Month Cash Index | Class III, GMO Strategic Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan U.S. 3 Month Cash Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO STRATEGIC FIXED INCOME FUND | J.P. Morgan U.S. 3 Month Cash Index | Class VI, GMO Strategic Fixed Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	J.P. Morgan U.S. 3 Month Cash Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees. The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

• bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

• shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

• shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

• shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

• shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

• shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

• shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.6 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 8.23% (3Q2009) Lowest Quarter: -11.09% (4Q2008) Year-to-Date (as of 3/31/11): -0.37%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | Class III, GMO Currency Hedged International Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[46]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[9]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[50]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[46]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.44%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	45	[4]
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	868
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.35%
2002	rr_AnnualReturn2002	3.01%
2003	rr_AnnualReturn2003	8.77%
2004	rr_AnnualReturn2004	8.91%
2005	rr_AnnualReturn2005	7.25%
2006	rr_AnnualReturn2006	2.45%
2007	rr_AnnualReturn2007	(4.00%)
2008	rr_AnnualReturn2008	(13.56%)
2009	rr_AnnualReturn2009	18.81%
2010	rr_AnnualReturn2010	11.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(11.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	(0.37%)
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | Return Before Taxes | Class III, GMO Currency Hedged International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Incept.	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | Return After Taxes on Distributions | Class III, GMO Currency Hedged International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Incept.	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Currency Hedged International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Incept.	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) (Fund benchmark) | Class III, GMO Currency Hedged International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Incept.	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
GMO CURRENCY HEDGED INTERNATIONAL BOND FUND | J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) + (Composite index) | Class III, GMO Currency Hedged International Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) + (Composite index)
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Incept.	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) +
GMO GLOBAL BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO GLOBAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

• foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

• shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

• shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

• shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

• shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

• shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

• shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.4 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 13.28% (2Q2002) Lowest Quarter: -12.70% (4Q2008) Year-to-Date (as of 3/31/11): 1.67%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO GLOBAL BOND FUND | Class III, GMO Global Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.19%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[46]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[51]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[52]
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[46]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.43%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	44	[4]
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	286
10 Years	rr_ExpenseExampleYear10	655
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(0.62%)
2002	rr_AnnualReturn2002	13.31%
2003	rr_AnnualReturn2003	22.13%
2004	rr_AnnualReturn2004	12.29%
2005	rr_AnnualReturn2005	(5.61%)
2006	rr_AnnualReturn2006	8.53%
2007	rr_AnnualReturn2007	2.76%
2008	rr_AnnualReturn2008	(15.70%)
2009	rr_AnnualReturn2009	20.45%
2010	rr_AnnualReturn2010	14.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(12.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year to Date:
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.67%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO GLOBAL BOND FUND | Return Before Taxes | Class III, GMO Global Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.14%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Incept.	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995
GMO GLOBAL BOND FUND | Return After Taxes on Distributions | Class III, GMO Global Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.10%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Incept.	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995
GMO GLOBAL BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Global Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Incept.	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995
GMO GLOBAL BOND FUND | J.P. Morgan Global Government Bond Index | Class III, GMO Global Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Global Government Bond Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	7.12%
Incept.	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 1995
GMO EMERGING COUNTRY DEBT FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING COUNTRY DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in U.S. and foreign asset-backed securities (including through Short-Duration Collateral Fund (“SDCF”) and World Opportunity Overlay Fund (“Overlay Fund”)). The Fund invests a substantial portion of its assets in below investment grade securities (also known as “junk bonds”). Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars.

In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements and futures. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund’s estimated interest rate duration to approximate that of its benchmark (approximately 7.1 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. Sovereign debt of emerging countries is not widely traded and may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors or companies creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 20.29% (3Q2009) Lowest Quarter: -23.39% (4Q2008) Year-to-Date (as of 3/31/11): 2.53%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO EMERGING COUNTRY DEBT FUND | Class III, GMO Emerging Country Debt Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.35%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[53]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[54]
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	168	[4]
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	472
10 Years	rr_ExpenseExampleYear10	933
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	116	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	257
5 Years	rr_ExpenseExampleNoRedemptionYear05	410
10 Years	rr_ExpenseExampleNoRedemptionYear10	856
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	14.19%
2002	rr_AnnualReturn2002	19.35%
2003	rr_AnnualReturn2003	36.39%
2004	rr_AnnualReturn2004	19.00%
2005	rr_AnnualReturn2005	15.77%
2006	rr_AnnualReturn2006	14.81%
2007	rr_AnnualReturn2007	9.19%
2008	rr_AnnualReturn2008	(33.25%)
2009	rr_AnnualReturn2009	50.17%
2010	rr_AnnualReturn2010	25.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.53%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO EMERGING COUNTRY DEBT FUND | Class IV, GMO Emerging Country Debt Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.35%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[53]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[54]
Total annual operating expenses	rr_ExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	163	[4]
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	873
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	111	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	241
5 Years	rr_ExpenseExampleNoRedemptionYear05	383
10 Years	rr_ExpenseExampleNoRedemptionYear10	796
GMO EMERGING COUNTRY DEBT FUND | Return Before Taxes | Class III, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.39%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	14.88%
Incept.	rr_AverageAnnualReturnSinceInception	17.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO EMERGING COUNTRY DEBT FUND | Return Before Taxes | Class IV, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	9.40%
10 Years	rr_AverageAnnualReturnYear10	14.95%
Incept.	rr_AverageAnnualReturnSinceInception	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO EMERGING COUNTRY DEBT FUND | Return After Taxes on Distributions | Class III, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.02%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	10.08%
Incept.	rr_AverageAnnualReturnSinceInception	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO EMERGING COUNTRY DEBT FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	10.06%
Incept.	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO EMERGING COUNTRY DEBT FUND | J.P. Morgan EMBI Global (Fund benchmark) | Class III, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan EMBI Global (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	10.29%
Incept.	rr_AverageAnnualReturnSinceInception	12.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO EMERGING COUNTRY DEBT FUND | J.P. Morgan EMBI Global (Fund benchmark) | Class IV, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	J.P. Morgan EMBI Global (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	10.29%
Incept.	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO EMERGING COUNTRY DEBT FUND | J.P. Morgan EMBI Global+ (Composite index) | Class III, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan EMBI Global+ (Composite index)
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	10.29%
Incept.	rr_AverageAnnualReturnSinceInception	11.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	J.P. Morgan EMBI Global+
GMO EMERGING COUNTRY DEBT FUND | J.P. Morgan EMBI Global+ (Composite index) | Class IV, GMO Emerging Country Debt Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	J.P. Morgan EMBI Global+ (Composite index)
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	10.29%
Incept.	rr_AverageAnnualReturnSinceInception	9.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	J.P. Morgan EMBI Global+
GMO SHORT-DURATION INVESTMENT FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO SHORT-DURATION INVESTMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Provide current income.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund primarily holds shares of Short Duration Collateral Fund (“SDCF”). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (“OTC”) derivatives. The Fund also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers’ acceptances and other bank obligations.

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 6.11% (2Q2009) Lowest Quarter: -10.36% (4Q2008) Year-to-Date (as of 3/31/11): 0.72%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO SHORT-DURATION INVESTMENT FUND | Class III, GMO Short-Duration Investment Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.05%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[55]
Total annual operating expenses	rr_ExpensesOverAssets	1.16%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[56]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	23	[4]
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,399
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.99%
2002	rr_AnnualReturn2002	(4.62%)
2003	rr_AnnualReturn2003	1.65%
2004	rr_AnnualReturn2004	2.85%
2005	rr_AnnualReturn2005	3.36%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	2.74%
2008	rr_AnnualReturn2008	(14.01%)
2009	rr_AnnualReturn2009	14.28%
2010	rr_AnnualReturn2010	4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(10.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	0.72%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO SHORT-DURATION INVESTMENT FUND | Return Before Taxes | Class III, GMO Short-Duration Investment Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Incept.	rr_AverageAnnualReturnSinceInception	4.10%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 1990
GMO SHORT-DURATION INVESTMENT FUND | Return After Taxes on Distributions | Class III, GMO Short-Duration Investment Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	0.76%
Incept.	rr_AverageAnnualReturnSinceInception	2.30%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 1990
GMO SHORT-DURATION INVESTMENT FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Short-Duration Investment Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	0.98%
Incept.	rr_AverageAnnualReturnSinceInception	2.42%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 1990
GMO SHORT-DURATION INVESTMENT FUND | J.P. Morgan U.S. 3 Month Cash Index | Class III, GMO Short-Duration Investment Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan U.S. 3 Month Cash Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Incept.	rr_AverageAnnualReturnSinceInception	4.43%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 1990
GMO SHORT-DURATION COLLATERAL FUND
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[9]
Total annual operating expenses	rr_ExpensesOverAssets	0.03%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[58]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.01%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GMO Short-Duration Collateral Fund
1 Year	rr_ExpenseExampleYear01	1	[4]
3 Years	rr_ExpenseExampleYear03	8
5 Years	rr_ExpenseExampleYear05	15
10 Years	rr_ExpenseExampleYear10	37
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	2.32%
2004	rr_AnnualReturn2004	1.98%
2005	rr_AnnualReturn2005	3.57%
2006	rr_AnnualReturn2006	5.56%
2007	rr_AnnualReturn2007	1.83%
2008	rr_AnnualReturn2008	(19.27%)
2009	rr_AnnualReturn2009	25.20%
2010	rr_AnnualReturn2010	10.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(15.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.56%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO SHORT-DURATION COLLATERAL FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO SHORT-DURATION COLLATERAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter (“OTC”) derivatives.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.78% (2Q2009) Lowest Quarter: -15.22% (4Q2008) Year-to-Date (as of 3/31/11): 1.56%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO SHORT-DURATION COLLATERAL FUND | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002
GMO SHORT-DURATION COLLATERAL FUND | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[39]
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002
GMO SHORT-DURATION COLLATERAL FUND | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[39]
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002
GMO SHORT-DURATION COLLATERAL FUND | J.P. Morgan U.S. 3 Month Cash Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	J.P. Morgan U.S. 3 Month Cash Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002
GMO SHORT-DURATION COLLATERAL SHARE FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO SHORT-DURATION COLLATERAL SHARE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”) (see page 100 for a discussion of SDCF). The Fund also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (“OTC”) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. For a more complete discussion of these risks, see “Description of Principal Risks.” The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified.

• Market Risk – Fixed Income Securities – Typically, the market value of SDCF’s fixed income securities will decline during periods of widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent SDCF from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.62% (2Q2009) Lowest Quarter: -14.97% (4Q2008) Year-to-Date (as of 3/31/11): 1.52%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO SHORT-DURATION COLLATERAL SHARE FUND | Class III, GMO Short-Duration Collateral Share Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.05%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[59]
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[60]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.21%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	22	[4]
3 Years	rr_ExpenseExampleYear03	107
5 Years	rr_ExpenseExampleYear05	201
10 Years	rr_ExpenseExampleYear10	475
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	1.63%
2008	rr_AnnualReturn2008	(19.16%)
2009	rr_AnnualReturn2009	24.68%
2010	rr_AnnualReturn2010	9.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.52%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO SHORT-DURATION COLLATERAL SHARE FUND | Class VI, GMO Short-Duration Collateral Share Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.05%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[59]
Total annual operating expenses	rr_ExpensesOverAssets	0.28%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[60]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	12	[4]
3 Years	rr_ExpenseExampleYear03	78
5 Years	rr_ExpenseExampleYear05	150
10 Years	rr_ExpenseExampleYear10	363
GMO SHORT-DURATION COLLATERAL SHARE FUND | Return Before Taxes | Class III, GMO Short-Duration Collateral Share Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2006
GMO SHORT-DURATION COLLATERAL SHARE FUND | Return Before Taxes | Class VI, GMO Short-Duration Collateral Share Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI	[61]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2006
GMO SHORT-DURATION COLLATERAL SHARE FUND | Return After Taxes on Distributions | Class III, GMO Short-Duration Collateral Share Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.54%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2006
GMO SHORT-DURATION COLLATERAL SHARE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Short-Duration Collateral Share Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2006
GMO SHORT-DURATION COLLATERAL SHARE FUND | J.P. Morgan U.S. 3 Month Cash Index | Class III, GMO Short-Duration Collateral Share Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	J.P. Morgan U.S. 3 Month Cash Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2006
GMO SHORT-DURATION COLLATERAL SHARE FUND | J.P. Morgan U.S. 3 Month Cash Index | Class VI, GMO Short-Duration Collateral Share Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI	[61]
Label	rr_AverageAnnualReturnLabel	J.P. Morgan U.S. 3 Month Cash Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2006
GMO INFLATION INDEXED PLUS BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INFLATION INDEXED PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees. The amounts have been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

• derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets);

• inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

• non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

• shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

• shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

• shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

• shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

• shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

• shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds (see “Name Policies”). For purposes of this Prospectus, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads. In addition, increases in real interest rates may not be accompanied by increases in nominal interest rates. In such instances, the value of inflation indexed bonds may experience greater declines than non-inflation indexed (or nominal) fixed income investments with similar maturities. There can be no assurance that the value of the Fund’s inflation indexed bond investments will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.31% (3Q2009) Lowest Quarter: -21.90% (4Q2008) Year-to-Date (as of 3/31/11): 2.92%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INFLATION INDEXED PLUS BOND FUND | Class III, GMO Inflation Indexed Plus Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[62]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[63]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[64]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[62]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	48	[4]
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	838
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	2.91%
2008	rr_AnnualReturn2008	(24.77%)
2009	rr_AnnualReturn2009	30.25%
2010	rr_AnnualReturn2010	13.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.92%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INFLATION INDEXED PLUS BOND FUND | Class VI, GMO Inflation Indexed Plus Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[62]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[63]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[64]
Total annual operating expenses	rr_ExpensesOverAssets	0.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[62]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.38%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	39	[4]
3 Years	rr_ExpenseExampleYear03	168
5 Years	rr_ExpenseExampleYear05	308
10 Years	rr_ExpenseExampleYear10	718
GMO INFLATION INDEXED PLUS BOND FUND | Return Before Taxes | Class III, GMO Inflation Indexed Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2006
GMO INFLATION INDEXED PLUS BOND FUND | Return Before Taxes | Class VI, GMO Inflation Indexed Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
GMO INFLATION INDEXED PLUS BOND FUND | Return After Taxes on Distributions | Class III, GMO Inflation Indexed Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2006
GMO INFLATION INDEXED PLUS BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Inflation Indexed Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2006
GMO INFLATION INDEXED PLUS BOND FUND | Barclays Capital U.S. Treasury Inflation Notes Index | Class III, GMO Inflation Indexed Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Inflation Notes Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2006
GMO INFLATION INDEXED PLUS BOND FUND | Barclays Capital U.S. Treasury Inflation Notes Index | Class VI, GMO Inflation Indexed Plus Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Inflation Notes Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
GMO U.S. TREASURY FUND
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.08%	[65]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[65]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.08%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GMO U.S. Treasury Fund
1 Year	rr_ExpenseExampleYear01	8	[4]
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	59
10 Years	rr_ExpenseExampleYear10	138
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(0.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	0.03%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. TREASURY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Liquidity and safety of principal with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income as a secondary objective.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

The Fund may also enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). For cash management purposes, the Fund may invest in unaffiliated money market funds.

Although the fixed-income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s U.S. Treasury and other fixed income securities will decline during periods of rising interest rates, and yields on the Fund’s securities may equal or approach zero under some market conditions.

• Credit Risk – Securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

• Focused Investment Risk – Focusing investments in a particular type of security (e.g., Direct U.S. Treasury Obligations) creates additional risk.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Year Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 0.07% (2Q2010) Lowest Quarter: -0.02% (1Q2010) Year-to-Date (as of 3/31/11): 0.03%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO U.S. TREASURY FUND | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO U.S. TREASURY FUND | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO U.S. TREASURY FUND | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO U.S. TREASURY FUND | Citigroup 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO ASSET ALLOCATION BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO ASSET ALLOCATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 315% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	315.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

• investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

• below investment grade bonds (also known as “junk bonds”);

• inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

• sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

• asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. The Fund's investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk – The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Year Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 1.83% (3Q2010) Lowest Quarter: -0.36% (4Q2010) Year-to-Date (as of 3/31/11): 1.94%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO ASSET ALLOCATION BOND FUND | Class III, GMO Asset Allocation Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[66]
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.44%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	45	[4]
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	260
10 Years	rr_ExpenseExampleYear10	589
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	4.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(0.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.94%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO ASSET ALLOCATION BOND FUND | Class VI, GMO Asset Allocation Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[66]
Total annual operating expenses	rr_ExpensesOverAssets	0.39%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.35%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	36	[4]
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	210
10 Years	rr_ExpenseExampleYear10	477
GMO ASSET ALLOCATION BOND FUND | Return Before Taxes | Class III, GMO Asset Allocation Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2009
GMO ASSET ALLOCATION BOND FUND | Return Before Taxes | Class VI, GMO Asset Allocation Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2009
GMO ASSET ALLOCATION BOND FUND | Return After Taxes on Distributions | Class III, GMO Asset Allocation Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2009
GMO ASSET ALLOCATION BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Asset Allocation Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2009
GMO ASSET ALLOCATION BOND FUND | Citigroup 3-Month Treasury Bill Index | Class III, GMO Asset Allocation Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2009
GMO ASSET ALLOCATION BOND FUND | Citigroup 3-Month Treasury Bill Index | Class VI, GMO Asset Allocation Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class VI
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2009
GMO ASSET ALLOCATION INTERNATIONAL BOND FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO ASSET ALLOCATION INTERNATIONAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

• foreign government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

• below investment grade bonds (also known as “junk bonds”);

• inflation indexed bonds issued by foreign governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

• sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

• asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Currency Risk – Fluctuations in exchange rates will adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk – Fixed Income Securities – Typically, the market value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. The Fund's investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Leveraging Risk – The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions or sectors or in industries with high positive correlations to one another creates additional risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO ASSET ALLOCATION INTERNATIONAL BOND FUND | Class III, GMO Asset Allocation International Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.58%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[17],[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.40%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
GMO ASSET ALLOCATION INTERNATIONAL BOND FUND | Class VI, GMO Asset Allocation International Bond Fund
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.25%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[44]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[17]
Total annual operating expenses	rr_ExpensesOverAssets	0.49%	[17]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[17],[44]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.31%	[17]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
GMO U.S. EQUITY ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. EQUITY ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the Russell 3000 Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of the U.S. Equity Funds (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of Flexible Equities Fund (together with the U.S. Equity Funds, the “underlying Funds”). In addition, the Fund may hold securities directly. The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund's holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund's or the underlying Fund's performance more than if the Fund or the underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Leveraging Risk – The use of derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31	[67]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 18.06% (2Q2003) Lowest Quarter: -16.54% (3Q2002) Year to Date (as of 3/31/11): 4.15%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010	[67]
GMO U.S. EQUITY ALLOCATION FUND | Class III, GMO U.S. Equity Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[68]
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.39%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	40	[4]
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	273
10 Years	rr_ExpenseExampleYear10	629
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	40	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	273
10 Years	rr_ExpenseExampleNoRedemptionYear10	629
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.27%
2002	rr_AnnualReturn2002	(13.24%)
2003	rr_AnnualReturn2003	31.78%
2004	rr_AnnualReturn2004	11.55%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	10.35%
2007	rr_AnnualReturn2007	2.22%
2008	rr_AnnualReturn2008	(27.34%)
2009	rr_AnnualReturn2009	20.51%
2010	rr_AnnualReturn2010	7.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(16.54%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Year To Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.15%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO U.S. EQUITY ALLOCATION FUND | Return Before Taxes | Class III, GMO U.S. Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Incept.	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1992
GMO U.S. EQUITY ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO U.S. Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Incept.	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1992
GMO U.S. EQUITY ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO U.S. Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Incept.	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1992
GMO U.S. EQUITY ALLOCATION FUND | Russell 3000 Index (Fund benchmark) | Class III, GMO U.S. Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Incept.	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1992
GMO U.S. EQUITY ALLOCATION FUND | Russell 3000 ++ Index (Composite index) | Class III, GMO U.S. Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Russell 3000 ++ Index (Composite index)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Incept.	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1992
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Russell 3000 ++ Index
GMO INTERNATIONAL EQUITY ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL EQUITY ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund's holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.94% (2Q2009) Lowest Quarter: -20.16% (3Q2008) Year-to-Date (as of 3/31/11): 3.35%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INTERNATIONAL EQUITY ALLOCATION FUND | Class III, GMO International Equity Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.21%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.21%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[70]
Total annual operating expenses	rr_ExpensesOverAssets	0.73%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	116	[4]
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	473
10 Years	rr_ExpenseExampleYear10	1,011
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	94	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	264
5 Years	rr_ExpenseExampleNoRedemptionYear05	447
10 Years	rr_ExpenseExampleNoRedemptionYear10	979
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(5.73%)
2002	rr_AnnualReturn2002	(0.40%)
2003	rr_AnnualReturn2003	48.51%
2004	rr_AnnualReturn2004	24.14%
2005	rr_AnnualReturn2005	18.72%
2006	rr_AnnualReturn2006	25.92%
2007	rr_AnnualReturn2007	17.44%
2008	rr_AnnualReturn2008	(41.39%)
2009	rr_AnnualReturn2009	28.07%
2010	rr_AnnualReturn2010	13.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(20.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.35%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL EQUITY ALLOCATION FUND | Return Before Taxes | Class III, GMO International Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.55%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	9.89%
Incept.	rr_AverageAnnualReturnSinceInception	8.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
GMO INTERNATIONAL EQUITY ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO International Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	8.11%
Incept.	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
GMO INTERNATIONAL EQUITY ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	8.23%
Incept.	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
GMO INTERNATIONAL EQUITY ALLOCATION FUND | MSCI ACWI ex-U.S. Index | Class III, GMO International Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S. Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Incept.	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI EAFE Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund's holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 19.55% (2Q2009) Lowest Quarter: -18.80% (3Q2008) Year-to-Date (as of 3/31/11): 2.96%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND | Class III, GMO International Opportunities Equity Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[71]
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.63%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	64	[4]
3 Years	rr_ExpenseExampleYear03	217
5 Years	rr_ExpenseExampleYear05	383
10 Years	rr_ExpenseExampleYear10	864
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	64	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	217
5 Years	rr_ExpenseExampleNoRedemptionYear05	383
10 Years	rr_ExpenseExampleNoRedemptionYear10	864
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	13.29%
2008	rr_AnnualReturn2008	(37.91%)
2009	rr_AnnualReturn2009	19.78%
2010	rr_AnnualReturn2010	10.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.96%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND | Return Before Taxes | Class III, GMO International Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2006
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO International Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2006
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO International Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2006
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND | MSCI EAFE Index | Class III, GMO International Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2006
GMO GLOBAL EQUITY ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO GLOBAL EQUITY ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI ACWI Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund's holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 18.79% (2Q2003) Lowest Quarter: -15.65% (4Q2008) Year-to-Date (as of 3/31/11): 3.49%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO GLOBAL EQUITY ALLOCATION FUND | Class III, GMO Global Equity Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.13%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.13%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[72]
Total annual operating expenses	rr_ExpensesOverAssets	0.60%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.58%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	86	[4]
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	825
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	72	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	212
5 Years	rr_ExpenseExampleNoRedemptionYear05	363
10 Years	rr_ExpenseExampleNoRedemptionYear10	805
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(0.74%)
2002	rr_AnnualReturn2002	(6.23%)
2003	rr_AnnualReturn2003	38.23%
2004	rr_AnnualReturn2004	16.30%
2005	rr_AnnualReturn2005	11.32%
2006	rr_AnnualReturn2006	16.57%
2007	rr_AnnualReturn2007	9.57%
2008	rr_AnnualReturn2008	(33.09%)
2009	rr_AnnualReturn2009	24.50%
2010	rr_AnnualReturn2010	9.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter :
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(15.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.49%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO GLOBAL EQUITY ALLOCATION FUND | Return Before Taxes | Class III, GMO Global Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Incept.	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 1996
GMO GLOBAL EQUITY ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO Global Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Incept.	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 1996
GMO GLOBAL EQUITY ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Global Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Incept.	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 1996
GMO GLOBAL EQUITY ALLOCATION FUND | MSCI ACWI Index (Fund benchmark) | Class III, GMO Global Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (Fund benchmark)
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Incept.	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 1996
GMO GLOBAL EQUITY ALLOCATION FUND | MSCI ACWI + Index (Composite index) | Class III, GMO Global Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI ACWI + Index (Composite index)
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Incept.	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 1996
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	MSCI ACWI + Index
GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI World Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 14.41% (3Q2010) Lowest Quarter: -15.27% (4Q2008) Year-to-Date (as of 3/31/11): 3.34%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND | Class III, GMO World Opportunities Equity Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[73]
Total annual operating expenses	rr_ExpensesOverAssets	0.55%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	55	[4]
3 Years	rr_ExpenseExampleYear03	184
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	733
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	55	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	184
5 Years	rr_ExpenseExampleNoRedemptionYear05	324
10 Years	rr_ExpenseExampleNoRedemptionYear10	733
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	20.09%
2007	rr_AnnualReturn2007	10.03%
2008	rr_AnnualReturn2008	(32.08%)
2009	rr_AnnualReturn2009	19.93%
2010	rr_AnnualReturn2010	9.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(15.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	3.34%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND | Return Before Taxes | Class III, GMO World Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2005
GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO World Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2005
GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO World Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.18%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2005
GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND | MSCI World Index | Class III, GMO World Opportunities Equity Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2005
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO GLOBAL BALANCED ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the GMO Global Balanced Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager, however, intends to invest at least 25% of the Fund’s assets in fixed income investments and at least 25% in equity investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices, and composite indices, including the Fund’s benchmark, computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices, and composite indices, including the Fund’s benchmark, computed by the Manager.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 14.27% (2Q2003) Lowest Quarter: -9.87% (3Q2001) Year-to-Date (as of 3/31/11): 2.60%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2009	[74]
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | Class III, GMO Global Balance Asset Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.10%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[75]
Total annual operating expenses	rr_ExpensesOverAssets	0.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[76]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	75	[4]
3 Years	rr_ExpenseExampleYear03	217
5 Years	rr_ExpenseExampleYear05	372
10 Years	rr_ExpenseExampleYear10	824
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	64	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	206
5 Years	rr_ExpenseExampleNoRedemptionYear05	360
10 Years	rr_ExpenseExampleNoRedemptionYear10	808
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(1.52%)
2002	rr_AnnualReturn2002	3.15%
2003	rr_AnnualReturn2003	28.46%
2004	rr_AnnualReturn2004	13.44%
2005	rr_AnnualReturn2005	9.49%
2006	rr_AnnualReturn2006	12.11%
2007	rr_AnnualReturn2007	8.58%
2008	rr_AnnualReturn2008	(19.38%)
2009	rr_AnnualReturn2009	22.39%
2010	rr_AnnualReturn2010	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(9.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.60%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | Return Before Taxes | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Incept.	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.70%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Incept.	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Incept.	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | MSCI ACWI Index | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Incept.	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | Barclays Capital U.S. Aggregate Index | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Incept.	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital U.S. Aggregate Index
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | GMO Global Balanced Index (Fund benchmark) | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	GMO Global Balanced Index (Fund benchmark)
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Incept.	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	GMO Global Balanced Index
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | Global Balanced Benchmark+ Index (Composite index) | Class III, GMO Global Balance Asset Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Global Balanced Benchmark+ Index (Composite index)
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Incept.	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Global Balanced Benchmark+ Index
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund's holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 11.73% (2Q2009) Lowest Quarter: -10.19% (4Q2008) Year-to-Date (as of 3/31/11): 2.98%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | Class III, GMO Strategic Opportunities Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[77]
Total annual operating expenses	rr_ExpensesOverAssets	0.55%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	55	[4]
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	338
10 Years	rr_ExpenseExampleYear10	767
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	55	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	190
5 Years	rr_ExpenseExampleNoRedemptionYear05	338
10 Years	rr_ExpenseExampleNoRedemptionYear10	767
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	16.77%
2007	rr_AnnualReturn2007	9.07%
2008	rr_AnnualReturn2008	(21.40%)
2009	rr_AnnualReturn2009	21.13%
2010	rr_AnnualReturn2010	7.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(10.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.98%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | Return Before Taxes | Class III, GMO Strategic Opportunities Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.96%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO Strategic Opportunities Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Strategic Opportunities Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | MSCI World Index | Class III, GMO Strategic Opportunities Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | Barclays Capital U.S. Aggregate Index | Class III, GMO Strategic Opportunities Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND | GMO Strategic Opportunities Allocation Index (Fund benchmark) | Class III, GMO Strategic Opportunities Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	GMO Strategic Opportunities Allocation Index (Fund benchmark)
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	GMO Strategic Opportunities Allocation Index
GMO BENCHMARK-FREE ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO BENCHMARK-FREE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (i.e., the Fund seeks positive return, not “relative” return).
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[78]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount has been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund's holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. The Manager's ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

• Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.19% (2Q2009) Lowest Quarter: -6.90% (4Q2008) Year-to-Date (as of 3/31/11): 1.92%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO BENCHMARK-FREE ALLOCATION FUND | Class III, GMO Benchmark-Free Allocation Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.09%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.09%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	none
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[79]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[69]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.58%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	78	[4]
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	442
10 Years	rr_ExpenseExampleYear10	991
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	68	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	242
5 Years	rr_ExpenseExampleNoRedemptionYear05	431
10 Years	rr_ExpenseExampleNoRedemptionYear10	977
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	18.15%
2005	rr_AnnualReturn2005	16.44%
2006	rr_AnnualReturn2006	12.93%
2007	rr_AnnualReturn2007	11.28%
2008	rr_AnnualReturn2008	(11.23%)
2009	rr_AnnualReturn2009	20.65%
2010	rr_AnnualReturn2010	4.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(6.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 03, 2008
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.92%
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO BENCHMARK-FREE ALLOCATION FUND | Return Before Taxes | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.72%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | Return After Taxes on Distributions | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | MSCI World Index | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	MSCI World Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO BENCHMARK-FREE ALLOCATION FUND | Consumer Price Index | Class III, GMO Benchmark-Free Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Consumer Price Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Consumer Price Index
GMO ALPHA ONLY FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO ALPHA ONLY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to outperform the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.
Fees and expenses	gmofx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees of certain underlying funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do no sell your shares
Portfolio turnover	gmofx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds' Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds.

To gain short investment exposure, the Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes the Fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund's or the underlying Fund's performance more than if the Fund or the underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. In addition, the value of the Fund's shares will be adversely affected if the equity investments that are the subject of the Fund's short positions appreciate in value.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

• Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening credit spreads.

• Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

• Leveraging Risk – The use of reverse repurchase agreements and other derivatives may cause the Fund's portfolio to be leveraged. The Fund and some underlying Funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

• Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Short Sales Risk – The Fund runs the risk that the Fund's loss on a short sale of securities that the Fund does not own is unlimited.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund's or the underlying Fund's performance more than if the Fund or the underlying Fund were diversified.
Performance	gmofx_FundPastPerformanceAbstract
Bar Chart And Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 7.39% (1Q2001) Lowest Quarter: -4.81% (2Q2009) Year-to-Date (as of 3/31/11): -1.43%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2010
GMO ALPHA ONLY FUND | Class III, GMO Alpha Only Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[80]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[81]
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[80]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	68	[4]
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,365
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	68	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	320
5 Years	rr_ExpenseExampleNoRedemptionYear05	591
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,365
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	15.10%
2002	rr_AnnualReturn2002	11.63%
2003	rr_AnnualReturn2003	2.71%
2004	rr_AnnualReturn2004	2.64%
2005	rr_AnnualReturn2005	4.95%
2006	rr_AnnualReturn2006	3.34%
2007	rr_AnnualReturn2007	7.60%
2008	rr_AnnualReturn2008	12.08%
2009	rr_AnnualReturn2009	(7.93%)
2010	rr_AnnualReturn2010	(4.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Return	rr_BarChartLowestQuarterlyReturn	(4.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Year To Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	(1.43%)
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
GMO ALPHA ONLY FUND | Class IV, GMO Alpha Only Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[80]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[81]
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[80]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.62%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	63	[4]
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	564
10 Years	rr_ExpenseExampleYear10	1,308
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	63	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	304
5 Years	rr_ExpenseExampleNoRedemptionYear05	564
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,308
GMO ALPHA ONLY FUND | Return Before Taxes | Class III, GMO Alpha Only Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Incept.	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1994
GMO ALPHA ONLY FUND | Return Before Taxes | Class IV, GMO Alpha Only Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2006
GMO ALPHA ONLY FUND | Return After Taxes on Distributions | Class III, GMO Alpha Only Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	1.86%
Incept.	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1994
GMO ALPHA ONLY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class III, GMO Alpha Only Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Incept.	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1994
GMO ALPHA ONLY FUND | Citigroup 3-Month Treasury Bill Index | Class III, GMO Alpha Only Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class III
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Incept.	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1994
GMO ALPHA ONLY FUND | Citigroup 3-Month Treasury Bill Index | Class IV, GMO Alpha Only Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class IV
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index
Index No Deduction For Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2006

[1]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.
[2]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of the Fund).
[3]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[4]	After reimbursement
[5]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[6]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.33% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[7]	The Fund is the successor to GMO Intrinsic Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Intrinsic Value Fund and reflects GMO Intrinsic Value Fund's annual operating expenses (0.02% higher than those of the Fund).
[8]	The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund's annual operating expenses (0.02% higher than those of the Fund).
[9]	"Other expenses" have been restated to reflect current fees.
[10]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[11]	The Fund is the successor to GMO Small/Mid Cap Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Value Fund and reflects GMO Small/Mid Cap Value Fund's annual operating expenses (0.02% higher than those of the Fund).
[12]	The Fund is the successor to GMO Small/Mid Cap Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Growth Fund and reflects GMO Small/Mid Cap Growth Fund's annual operating expenses (0.02% higher than those of the Fund).
[13]	The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund's annual operating expenses (0.02% higher than those of the Fund).
[14]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.38% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[15]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[16]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[17]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
[18]	The Fund is the successor to GMO International Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Growth Fund and reflects GMO International Growth Fund's annual operating expenses (0.02% higher than those of the Fund).
[19]	An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.
[20]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.45% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[21]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[22]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under 'Expense Reimbursement' in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[23]	Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.
[24]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[25]	Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[26]	Information on the Fund's return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.
[27]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.70% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.
[28]	Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[29]	For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.
[30]	Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.
[31]	These indirect expenses include commission fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and less than 0.01%, respectively.
[32]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse each class of the Fund to the extent the class's total annual operating expenses exceed the following amounts of the class's average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares. Excluded Fund Fees and Expenses include underlying fund expenses, custodial fees, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[33]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual operating expenses during such periods upward by the current differential between "Total annual operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[34]	For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.
[35]	These indirect expenses include commission fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and 0.01%, respectively.
[36]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 1.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[37]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 1.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[38]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.75% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, all of a portion of the Fund's custodial fee (up to 10% per annum), independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[39]	For periods prior to the public offering of the Fund's shares, which began on October 29, 2009, the Fund's after-tax returns reflect dividends that included certain non-deductible investment expenses.
[40]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.55% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[41]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions ("Excluded Fund Fees and Expenses"), the Manager has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.54% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.54% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[42]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions ("Excluded Fund Fees and Expenses"), the Manager has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.10% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.10% of the Fund's average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[43]	The amounts have been restated to reflect current fees of certain underlying funds.
[44]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions ("Excluded Fund Fees and Expenses"), the Manager has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[45]	The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.01%, respectively.
[46]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions ("Excluded Fund Fees and Expenses"), the Manager has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[47]	"Other expenses" have been restated to reflect current fees. The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. "Other expenses" (before addition of interest expense) and interest expense were 0.20% and 0.01%, respectively.
[48]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.03%, respectively.
[49]	The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.02%, 0.01%, and less than 0.01%, respectively.
[50]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.01%, respectively.
[51]	The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. "Other expenses" (before addition of interest expense) and interest expense were 0.11% and 0.01%, respectively.
[52]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.01%, respectively.
[53]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.
[54]	"Other expenses" have been restated to reflect current fees. The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. "Other expenses" (before addition of interest expense) and interest expense were 0.09% and 0.06%, respectively.
[55]	The amount has been restated to reflect current fees of certain underlying funds.
[56]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.05% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.05% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.
[57]	For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.
[58]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[59]	The amounts reflect the indirect net expenses associated with the Fund's investment in Short-Duration Collateral Fund ("SDCF").
[60]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.05% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in SDCF and other Funds of GMO Trust (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.05% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[61]	As of the date of this Prospectus, no Class VI shares of the Fund have been outstanding since February 27, 2007. The returns shown in the table for that period are those of Class III shares, which have higher expenses than Class VI shares.
[62]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions ("Excluded Fund Fees and Expenses"), the Manager has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[63]	"Other expenses" have been restated to reflect current fees. These amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. "Other expenses" (before addition of interest expense) and interest expense were approximately 0.19% and less than 0.01%, respectively.
[64]	The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.05%, respectively.
[65]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.08% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[66]	The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. "Other expenses" (before addition of interest expense) and interest expense were 0.05% and 0.03%, respectively.
[67]	The Fund's performance during 2001 was positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.
[68]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were approximately 0.39% and less than 0.01%, respectively.
[69]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[70]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.67% and 0.05%, respectively.
[71]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.61% and 0.02%, respectively.
[72]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.52% and 0.06%, respectively.
[73]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.50% and 0.03%, respectively.
[74]	The Fund commenced operations on June 28, 1996 with two classes of shares - Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund's principal investment strategies, effective June 30, 2002.
[75]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.48%, less than 0.01%, and 0.05%, respectively.
[76]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This contractual expense limitation continues through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[77]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.49%, less than 0.01%, and 0.05%, respectively.
[78]	The Fund's Board of Trustees has approved amendments to the Fund's management agreement and shareholder servicing agreement pursuant to which the Fund would pay the Manager an investment management fee equal to 0.65% of the average daily net assets and a shareholder service fee of 0.15% with respect to the Fund's Class III shares. The Fund currently pays no management or shareholder service fees directly to the Manager, but bears indirectly the management and shareholder service fees charged by the underlying Funds (defined below) in which the Fund invests. Under this new fee arrangement, the Manager would agree to reduce its management and shareholder service fees from the Fund by an amount equal to the management and shareholder service fees received by the Manager from the underlying Funds in respect of the Fund's investments. The new fee arrangements will go into effect only if the amended management agreement is approved by the Fund's shareholders.
[79]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.51%, less than 0.01%, and 0.06%, respectively.
[80]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed through at least June 30, 2012 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions ("Excluded Fund Fees and Expenses"), the Manager has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.50% of the Fund's average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[81]	The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, commission fees and purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.43% and 0.01%, respectively.